Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 90,345	¥ 81,262	¥ 77,813
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	25,739	23,079
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,685	5,289
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	204	255
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,019	8,476
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,883	6,030
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,191	2,199
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	42,980	42,741
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,973	22,257
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,472	5,208
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14	19
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,015	8,476
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,881	6,030
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	45,178	36,323
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	766	822
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	3,213	81
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	190	236
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6	1
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,187	2,198
Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,185	2,198
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	70,235	63,864	62,942
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,192	4,439
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	517	417
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,738	18,298
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,859	5,810
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,676	4,325
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	119	173
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,037	13,718
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,499	7,731
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,637	1,383
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,041	973
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,193	1,055
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,018	883
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,441	4,329
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	268	330
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	43,243	43,800
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	517	417
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,122	17,647
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,079	4,279
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4	9
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,028	13,717
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,493	7,731
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	26,719	19,734
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,192	4,439
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	616	651
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,859	5,810
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,597	46
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	115	164
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9	1
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,637	1,383
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,041	973
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,193	1,055
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,018	883
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,441	4,329
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	0
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	273	330
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6	0
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 267	¥ 330